Employee Headcount - (Details) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosures
Cloud and software	16,392	16,288	15,983
Services	19,842	20,239	19,476
Research and development	29,580	27,634	27,060
Sales and marketing	25,834	25,781	24,213
General and administration	6,689	6,530	6,024
Infrastructure	4,094	3,859	3,742
SAP Group at period end	102,430	100,330	96,498
Thereof acquisitions	781	2,113	2,043
SAP Group (months' end average)	101,476	99,157	93,709
EMEA
Disclosures
Cloud and software	6,278	6,501	6,341
Services	8,175	8,250	8,120
Research and development	13,705	12,710	12,478
Sales and marketing	10,348	10,205	9,843
General and administration	3,285	3,161	2,906
Infrastructure	2,291	2,220	2,160
SAP Group at period end	44,082	43,048	41,848
Thereof acquisitions	609	338	657
SAP Group (months' end average)	43,340	42,697	40,496
Americas
Disclosures
Cloud and software	4,589	4,426	4,268
Services	5,934	6,018	5,736
Research and development	6,094	5,793	5,651
Sales and marketing	10,485	10,368	9,452
General and administration	2,161	2,123	1,970
Infrastructure	1,107	984	951
SAP Group at period end	30,369	29,712	28,029
Thereof acquisitions	97	1,638	952
SAP Group (months' end average)	30,306	29,368	27,454
APJ
Disclosures
Cloud and software	5,525	5,361	5,374
Services	5,733	5,971	5,620
Research and development	9,781	9,131	8,930
Sales and marketing	5,000	5,209	4,918
General and administration	1,243	1,246	1,147
Infrastructure	696	654	631
SAP Group at period end	27,979	27,571	26,620
Thereof acquisitions	75	137	434
SAP Group (months' end average)	27,830	27,092	25,759